Shares in Group Companies - Summary of Shares in Group Companies (Detail) - Aegon Ltd. [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of interests in other entities [Line Items]
Beginning balance	€ 8,653	€ 8,536
Capital contributions and acquisitions	531	207
Dividend received	(1,320)	(1,444)
Net result for the financial year	1,184	806
Revaluations	223	548
Ending balance	€ 9,271	€ 8,653